BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Business Acquisition, Number Of Shares Received by Acquiree	1.3875
Business Combination, Consideration Transferred	$ 1,100,000	$ 1,059,504
Goodwill		676,167	$ 0	$ 0
Payments for Merger Related Costs		37,800
Loans	2,800,000	$ 2,792,740
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 2,900,000